Net Debt - Summary of Interest Bearing Liabilities and Cash and Cash Equivalents Denominated by Currency (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	$ 20,718	$ 22,345
Cash and cash equivalents	12,501	12,428	$ 17,236
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	15,203	16,289
Cash and cash equivalents	4,445	5,925
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	2,440	3,050
Cash and cash equivalents	5	544
GBP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	1,613	1,587
Cash and cash equivalents	711	674
AUD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	1,265	1,233
Cash and cash equivalents	3,840	1,797
CAD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	5	7
Cash and cash equivalents	3,259	3,362
Other [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest bearing liabilities	192	179
Cash and cash equivalents	$ 241	$ 126